Lease Liabilities, Lease Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [Abstract]
Opening balance	$ 643	$ 293
Payment of lease obligations	(4,574)	(126)
Interest expense	2,074	16
Acquired through business acquisition	9,523	0
Addition	13,632	460
Ending balance	21,298	643
Less current portion	4,325	216
Non-current portion	$ 16,973	$ 427